Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Balance at the beginning of the year	R$ 4,306	R$ 3,933
New contracts	1,575	605
Write-off	(402)	(170)
Remeasurement	101	217
Leaseback	(33)
Interests and monetary and exchange variations, net	(12)	625
Currency translation adjustments	(206)	361
Payments	(873)	(1,004)
Interest paid	(305)	(261)
Balance at the end of the year	4,151	4,306
Lease current liabilities	902	1,000
Lease non current liabilities	3,249	3,306
Lease liabilities	R$ 4,151	R$ 4,306